                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEMIANNUAL REPORT
                                 JUNE 30, 2000

                                                SEMIANNUAL REPORT, June 30, 2000
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 25, 2000

Dear Shareholder:

    The global economy expanded at a faster pace in the first quarter of the year than at any other time since 1987. This strength at the start of the year was extreme; however, there were clear signs of moderation in global growth throughout the second quarter. Going into the second half of the year, we expect global growth to settle to a solid 3.5% to 4.0% range.

    It is important to note that some moderation in global growth is expected, as tighter financial conditions will slow U.S growth. But there are opportunities here as global leadership in growth and the benefits of the technology and information revolution shifts from the U.S. to Europe and Japan.

    The first six months of the year 2000 have been extremely volatile, with much of the global markets having a very high correlation with the U.S. markets. The international market (as represented by the Morgan Stanley EAFE Index*) dropped 4.63% for the six-months ending June 30, 2000. The Navellier International Equity Portfolio posted a return of -20.03% for the same period. The Fund was most negatively impacted during this period by its over-weighted position in Japanese stocks and the extreme volatility of its technology holdings in Japan. The Japan Nikkei Index dropped 33.00% from its high in March. The Fund was also hurt by the inherent volatility of the technology sector, in which the fund has a significant concentration.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            INTERNATIONAL EQUITY PORTFOLIO
                 INTERNATIONAL EQUITY        EAFE
12/26/1997                         $10,000  $10,000
12/31/1997                         $10,000  $10,164
1/30/1998                          $10,020  $10,616
2/27/1998                          $10,120  $11,283
3/31/1998                          $10,790  $11,617
4/30/1998                          $10,800  $11,695
5/29/1998                          $11,080  $11,625
6/30/1998                          $10,950  $11,699
7/31/1998                          $11,420  $11,803
8/31/1998                           $9,780  $10,327
9/30/1998                           $8,910   $9,996
10/30/1998                          $9,620  $11,024
11/30/1998                         $10,280  $11,575
12/31/1998                         $10,664  $12,017
1/29/1999                          $10,429  $11,967
2/26/1999                           $9,979  $11,668
3/31/1999                           $9,979  $12,141
4/30/1999                          $10,184  $12,619
5/28/1999                           $9,662  $11,955
6/30/1999                           $9,856  $12,406
7/30/1999                           $9,805  $12,761
8/31/1999                           $9,948  $12,793
9/30/1999                          $10,153  $12,907
10/29/1999                         $10,593  $13,376
11/30/1999                         $11,441  $13,826
12/31/1999                         $13,478  $15,053
1/31/2000                          $12,895  $14,083
2/29/2000                          $14,705  $14,449
3/31/2000                          $13,785  $14,995
4/30/2000                          $12,230  $14,191
5/31/2000                          $10,891  $13,830
6/30/2000                          $10,778  $14,356


                           INTERNATIONAL EQUITY PORTFOLIO
       TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2000            FUND     EAFE INDEX
------------------------------------------------------------  --------   -----------
Six Months                                                     (20.03)%      (4.63)%
Annualized Since Inception*                                      3.03%       15.48%
Value of a $10,000 investment over Life of Fund*              $10,778      $14,356
*Inception December 26, 1997

    Notwithstanding the extreme volatility, the current holdings in the Fund reflect fundamentally superior stocks that we believe are part of the information technology revolution which will sweep through Asia and Europe in the coming years. The Fund's concentrated positions in telecommunications, semiconductors, computer software and hardware and electronics makes it well positioned for a very strong comeback as the recovery in the U.S. market adds fuel to a resurgence in the Japanese and European markets.

    Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at (800) 887-8671 or visit our web site at www.navellier.com.

Sincerely,

/s/ RAM KOLLURI

Ram Kolluri
Portfolio Manager

* The EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general. It is not an investment product available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET VALUE
               SHARES                                                      COUNTRY                                (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.2%
AIRLINES -- 0.02%
            67          Konin Luchtvaart Mij NV                     Netherlands                                $    1,811
                                                                                                               ----------
AUTO AND TRUCK MANUFACTURERS -- 2.0%
         4,000          Toyota Motor Corp.                          Japan                                         182,593
                                                                                                               ----------
COMPUTER SOFTWARE -- 7.6%
        22,800          Sage Group                                  United Kingdom                                184,148
         1,830          SAP AG                                      Germany                                       274,535
          1500          Softbank Corp.*                             Japan                                         214,500
                                                                                                               ----------
                                                                                                                  673,183
                                                                                                               ----------
COMPUTERS -- 9.9%
         2,300          ASM Lithography Holding NV, ADR             Netherlands                                   101,488
           440          Cap Gemini SA*                              France                                         77,818
         7,500          CMG Plc                                     United Kingdom                                105,140
         9,765          Logica                                      United Kingdom                                233,871
        15,100          Sema Group Plc                              United Kingdom                                212,368
         1,000          TDK Corp.                                   Japan                                         144,033
                                                                                                               ----------
                                                                                                                  874,718
                                                                                                               ----------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
        18,000          Daiwa Securities Group, Inc.                Japan                                         238,165
                                                                                                               ----------
ELECTRICAL MACHINERY -- 7.0%
         1,000          Matsushita Communications                   Japan                                         117,003
        12,000          Mitsubishi Electric Co.                     Japan                                         130,197
         8,999          Omron Corp.                                 Japan                                         244,969
         2,000          Taiyo Yuden Co.                             Japan                                         125,509
                                                                                                               ----------
                                                                                                                  617,678
                                                                                                               ----------
ELECTRONIC EQUIPMENT -- 11.6%
           300          Keyence Corp.                               Japan                                          99,236
         2,000          Murata MFG                                  Japan                                         287,688
        12,000          Sharp Corp.                                 Japan                                         212,648
         1,215          Siemens AG, ADR                             Germany                                       183,438
         2,605          Sony Corp.                                  Japan                                         245,684
                                                                                                               ----------
                                                                                                                1,028,694
                                                                                                               ----------
HOUSEHOLD PRODUCTS/WARES -- 0.02%
            88          Celanese AG*                                Germany                                         1,716
                                                                                                               ----------
MEDIA/BROADCASTING -- 6.4%
           270          British Sky Broadcasting, ADR               United Kingdom                                 31,354
            22          Fuji Television                             Japan                                         345,151
         1,950          Reuters Group, ADR                          United Kingdom                                194,878
                                                                                                               ----------
                                                                                                                  571,383
                                                                                                               ----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET VALUE
               SHARES                                                      COUNTRY                                (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
RETAIL -- 2.8%
         3,000          Seven-Eleven Co.                            Japan                                      $  251,491
                                                                                                               ----------
SEMICONDUCTORS -- 8.1%
           800          Rohm Co.                                    Japan                                         234,385
         3,225          STMicroelectronics NV                       Netherlands                                   207,005
         2,000          Toyko Electron                              Japan                                         274,457
                                                                                                               ----------
                                                                                                                  715,847
                                                                                                               ----------
TELECOMMUNICATION EQUIPMENT -- 12.2%
         3,300          Alcatel Alsthom, ADR                        France                                        219,450
        16,480          Ericsson LM Telephone Co., ADR              Sweden                                        329,600
           200          Hikari Tsushin Inc.                         Japan                                           8,222
        10,520          Nokia Corp.                                 Finland                                       525,343
                                                                                                               ----------
                                                                                                                1,082,615
                                                                                                               ----------
TELECOMMUNICATIONS -- 12.8%
           360          British Telecommunications, ADR             United Kingdom                                 47,610
         1,175          China Mobile Ltd., ADR                      Hong Kong                                     208,930
         3,750          Fibernet Group                              United Kingdom                                151,387
           925          Nippon Telegraph & Telephone, ADR           Japan                                          63,247
             4          Nippon Telegraph & Telephone                Japan                                          53,304
            12          NTT Mobile Communications                   Japan                                         325,492
        25,750          T.I.M. SPA                                  Italy                                         264,115
         5,475          Vodafone Airtouch PLC, ADR                  United Kingdom                                226,870
                                                                                                               ----------
                                                                                                                1,340,955
                                                                                                               ----------
UTILITIES -- 12.1%
         3,130          Deutsche Telekom AG, ADR                    Germany                                       177,628
         5,125          Koninklijke Philips Electronics, ADR        Netherlands                                   243,438
         3,775          Nortel Networks Corp.                       United States                                 257,644
         4,050          Royal PTT Nederland NV, ADR                 Netherlands                                   181,997
                                                                                                               ----------
                                                                                                                  860,707
                                                                                                               ----------
TOTAL COMMON STOCKS
  (COST $7,979,714)                                                                                             8,441,556
                                                                                                               ----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET VALUE
               SHARES                                                      COUNTRY                                (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.7%
       417,778          Fund for Government Investors
                          (Cost $417,778)                                                                      $  417,778
                                                                                                               ----------
TOTAL INVESTMENTS -- 99.9%
  (COST $8,397,492)                                                                                             8,859,334
Other Assets Less Liabilities -- 0.1%                                                                               5,843
                                                                                                               ----------
NET ASSETS -- 100.0%                                                                                           $8,865,177
                                                                                                               ==========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                                                                              $9,236,218
  Net Investment Loss                                                                                             (39,603)
  Accumulated Net Realized Loss on Investments and Foreign
    Currency Transactions                                                                                        (793,061)
  Net Unrealized Appreciation of Investments and Foreign Currency
    Transactions                                                                                                  461,623
                                                                                                               ----------
NET ASSETS                                                                                                     $8,865,177
                                                                                                               ==========
NET ASSET VALUE PER SHARE
  (Based on 841,378 Shares Outstanding)                                                                            $10.54
                                                                                                               ==========

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                                INTERNATIONAL
                                                                   EQUITY
                                                                  PORTFOLIO
                                                                -------------
INVESTMENT INCOME
  Interest (Note 1).........................................     $    27,019
  Dividends (Note 1)........................................          21,246
                                                                 -----------
    Total Investment Income.................................          48,265
                                                                 -----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................          50,188
  Administrative Fee (Note 2)...............................          12,547
  Distribution Plan Fees (Note 4)...........................          12,587
  Transfer Agent and Custodian Fee (Note 3).................          45,858
  Shareholder Reports and Notices...........................             547
  Registration Fees.........................................          13,717
  Organizational Expense (Note 1)...........................           9,180
  Audit Fees................................................           2,000
  Trustees' Fees and Expenses (Note 2)......................           1,406
  Other Expenses............................................           1,841
                                                                 -----------
    Total Expenses..........................................         149,871
    Less Expenses Reimbursed by Investment Adviser
     (Note 2)...............................................         (62,003)
                                                                 -----------
      Net Expenses..........................................          87,868
                                                                 -----------
NET INVESTMENT LOSS.........................................         (39,603)
                                                                 -----------

Net Realized Gain on Investment Transactions................         161,215
Change in Net Unrealized Appreciation of Investments........      (2,384,768)
                                                                 -----------
NET LOSS ON INVESTMENTS.....................................      (2,223,553)
                                                                 -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $(2,263,156)
                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      INTERNATIONAL EQUITY
                                                                           PORTFOLIO
                                                               ----------------------------------
                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                               JUNE 30, 2000      DECEMBER 31,
                                                                (UNAUDITED)           1999
                                                               --------------   -----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..............................    $   (39,603)       $       112
  Net Realized Gain (Loss) on Investment Transactions.......        161,215           (949,623)
  Net Realized Loss on Foreign Currency Transactions........             --            (41,691)
  Change in Net Unrealized Appreciation/Depreciation of
    Investments.............................................     (2,384,768)         3,049,013
                                                                -----------        -----------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................     (2,263,156)         2,057,811
                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain....................................             --             (1,644)
                                                                -----------        -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................      2,451,030          1,794,445
  Reinvestment of Distributions.............................             --              1,644
  Cost of Shares Redeemed...................................     (1,377,794)        (4,123,605)
                                                                -----------        -----------
    Net Increase (Decrease) in Net Assets Resulting from
      Share Transactions....................................      1,073,236         (2,327,516)
                                                                -----------        -----------
    TOTAL DECREASE IN NET ASSETS............................     (1,189,920)          (271,349)
NET ASSETS -- Beginning of Period...........................     10,055,097         10,326,446
                                                                -----------        -----------
NET ASSETS -- End of Period.................................    $ 8,865,177        $10,055,097
                                                                ===========        ===========
SHARES
  Sold......................................................        193,164            174,257
  Issued in Reinvestment of Distributions...................             --                126
  Redeemed..................................................       (114,798)          (401,454)
                                                                -----------        -----------
    Net Increase (Decrease) in Shares.......................         78,366           (227,071)
                                                                ===========        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERNATIONAL EQUITY
                                                                             PORTFOLIO
                                                    -----------------------------------------------------------
                                                     FOR THE SIX      FOR THE YEARS ENDED        FOR THE PERIOD
                                                     MONTHS ENDED         DECEMBER 31,               ENDED
                                                    JUNE 30, 2000    ----------------------       DECEMBER 31,
                                                     (UNAUDITED)       1999          1998            1997*
                                                    --------------   --------      --------      --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period......         $13.18        $ 10.43       $ 10.00          $10.00
                                                       ------        -------       -------          ------
  Income from Investment Operations:
    Net Investment Income (Loss)..............          (0.05)            --         (0.01)             --
    Net Realized and Unrealized Gain (Loss) on
      Investments.............................          (2.59)          2.75          0.67              --
                                                       ------        -------       -------          ------
      Total from Investment Operations........          (2.64)          2.75          0.66              --
                                                       ------        -------       -------          ------
  Distributions to Shareholders:
    From Net Realized Gain....................             --             --         (0.23)             --
                                                       ------        -------       -------          ------
  Net Increase (Decrease) in Net Asset
    Value.....................................          (2.64)          2.75          0.43              --
                                                       ------        -------       -------          ------
  Net Asset Value -- End of Period............         $10.54        $ 13.18       $ 10.43          $10.00
                                                       ======        =======       =======          ======

TOTAL INVESTMENT RETURN.......................         (20.03)%(A)     26.39%         6.64%           0.00%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).......           1.75%(B)       1.75%         1.75%           1.75%(B)
  Expenses Before Reimbursement (Note 2)......           2.99%(B)       3.05%         3.29%           5.48%(B)
  Net Investment Gain (Loss) After
    Reimbursement (Note 2)....................          (0.79)%(B)        --         (0.14)%         (1.75)%(B)
  Net Investment Loss Before Reimbursement
    (Note 2)..................................          (2.03)%(B)     (1.30)%       (1.68)%         (5.48)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................             27%            84%           41%             --
  Net Assets at End of Period (in
    thousands)................................         $8,865        $10,055       $10,326          $   10
  Number of Shares Outstanding at End of
    Period (in thousands).....................            841            763           990               1

---------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies. These financial statements report on one of the eight portfolios: the International Equity Portfolio (the "Portfolio"), a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Portfolio's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Portfolio's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Portfolio intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the International Equity Portfolio totaling $91,800 are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 2000, the unamortized organization costs of the Portfolio were $45,900.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Portfolio pays a fee at the annual rate of 1.00% of its daily net assets. The Adviser receives an annual fee equal to 0.25% of the Portfolio's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Portfolio for operating expenses incurred on behalf of the Portfolio. An officer and trustee of the Portfolio is also an officer and director of the Adviser.

    Under an agreement between the Portfolio and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

operating expenses of the Portfolio paid by the Adviser, at any time upon notice to the Portfolio. At December 31, 1999, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Portfolio. During the six months ended June 30, 2000, the Adviser paid operating expenses of $74,549 for the International Equity Portfolio. Under the operating expense agreement, the Adviser requested, and the Portfolio, reimbursed $12,546 of such expenses. Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of the Portfolio to 1.75% of average annual net assets.

    Navellier Securities Corp. (the "Distributor") acts as the Portfolio's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Portfolio's shares, renders its services to the Portfolio pursuant to a distribution agreement. An officer and trustee of the Portfolio is also an officer and director of the Distributor.

    The Portfolio pays each of its Trustees not affiliated with the Adviser $938 annually. For the six months ended June 30, 2000, Trustees' fees and expenses for the Portfolio totaled $1,406.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Portfolio. In addition, Rushmore Trust serves as custodian of the Portfolio's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Portfolio may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Portfolio and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Portfolio directly.

5. Securities Transactions

    For the six months ended June 30, 2000, purchases and sales (including maturities) of securities (excluding short-term securities) were $3,318,417 and $2,437,123, respectively.

6. Unrealized Appreciation and Depreciation of Investments

    At June 30, 2000, the cost of the investment securities for Federal income tax purposes was $8,397,492. Net unrealized appreciation was $461,842 of which $1,410,584 related to appreciated investment securities and $948,742 related to depreciated investment securities.

7. Liquidation

    On May 25, 2000, the Board of Trustees of the Navellier Performance Funds resolved to liquidate the International Equity Portfolio effective September 30, 2000. Shareholders at that date will receive a liquidating cash redemption based on the final net asset value per share.

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.